2010 Acquisition - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended				1 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2011 Selling Marketing And Administration [Member]	Apr. 30, 2010 Next Holdings Limited [Member]	Mar. 31, 2011 Next Holdings Limited [Member]
Business Acquisition [Line Items]
Percentage of shares acquired					100.00%
Cash paid for acquisition			$ 82,000		$ 82,000
Revenue from acquisition of shares						24,674
Net loss from acquisition of shares						17,122
Amortization of intangible assets included in net loss	9,571	9,573	8,986			8,903
Acquisition related cost				1,143
Goodwill impairment charge	$ 34,173
Weighted-average amortization period of the total intangible assets acquired	5 years 7 months 6 days